TAXATION (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Reconciliation between the effective income tax rate and the PRC statutory income tax rate
PRC statutory tax rate (as a percent)	25.00%	25.00%	25.00%
Tax effect of other expenses that are not deductible in determining taxable profit (as a percent)	(1.10%)	2.50%	0.40%
Effect of different tax rate of group entity operating in other jurisdictions (as a percent)	(94.50%)	3.50%	7.00%
Effect of tax holidays granted to PRC subsidiaries, deferred income tax impact (as a percent)	42.50%	(8.50%)	(2.80%)
Effect of tax holidays granted to PRC subsidiaries, current income tax impact (as a percent)	60.50%	(13.70%)	(13.90%)
Effect of additional research and development of new technology, products, and processes ("R&D") deduction (as a percent)	20.90%	(1.80%)	(3.50%)
Effect of valuation allowance (as a percent)	(30.10%)	1.30%	1.40%
Withholding tax on undistributed earnings (as a percent)	120.40%	21.80%
Effect of adjustment of prior year tax benefit	28.50%	(9.60%)	(26.00%)
Effective tax rate (as a percent)	172.10%	20.50%	(12.40%)
Tax holidays
Aggregate dollar effect of tax holidays on income tax expense	$ 1,294,093	$ 1,551,717	$ 2,546,454
Decrease in basic earnings per share, maximum (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Decrease in diluted earnings per share, maximum (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Deferred tax assets:
Deferred revenue and advance from customers	3,413,330	2,738,502
Payroll payable and accrued expenses	890,948	639,491
Net operating losses	923,494	475,471
Advertising expenses	928,032	356,419
Other	422,975	292,192
Gross deferred tax assets:	6,578,779	4,502,075
Valuation allowances	(705,962)	(335,987)
Net deferred tax assets	5,872,817	4,166,088
Deferred tax liabilities:
U.S. GAAP related and amortization of intangible assets	698,800	229,540
Undistributed retained earnings of VIE		1,528,594
Net deferred tax liabilities	698,800	1,758,134
Deferred tax assets are analyzed as:
Current	5,872,817	4,166,088
Net deferred tax assets	5,872,817	4,166,088
Deferred tax liabilities are analyzed as:
Current	698,800	1,758,134
Net deferred tax liabilities	$ 698,800	$ 1,758,134